Intangible Assets, Net - Summary of Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 8,384	$ 1,330	¥ 12,004
Less: accumulated amortization	5,119	812	4,886
Intangible assets, net	3,265	518	7,118
Trade Name
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	4,000	634	4,000
Student Base and Customer Relationship
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	2,200	349	5,940
School Cooperation Agreements
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,000	159	1,000
Non-compete Agreement
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	440	70	440
Purchased Software
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	442	70	322
License
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 302	$ 48	¥ 302